UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Global Balanced Fund

January 31, 2017

GBL-QTLY-0317
1.813033.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 56.5%
		Shares	Value
Australia - 1.6%
Abacus Property Group unit		76,981	$164,055
Aconex Ltd. (a)(b)		40,710	93,241
ALS Ltd.		31,701	142,329
Amcor Ltd.		24,208	262,539
Arena (REIT) unit		143,670	203,754
Asaleo Care Ltd.		146,907	168,236
Aub Group Ltd.		26,882	213,455
Australia & New Zealand Banking Group Ltd.		34,618	768,988
Bapcor Ltd.		62,670	260,459
Beacon Lighting Group Ltd.		169,462	205,632
BHP Billiton Ltd.		21,129	428,670
Blue Sky Alternative Investments Ltd.		35,052	183,426
Coca-Cola Amatil Ltd.		29,653	219,266
Commonwealth Bank of Australia		18,906	1,170,866
Corporate Travel Management Ltd.		14,207	187,262
CSL Ltd.		7,586	646,706
Hansen Technologies Ltd.		76,548	224,088
HUB24 Ltd. (a)		39,029	142,966
Magellan Financial Group Ltd.		15,246	271,720
NIB Holdings Ltd.		71,460	249,840
realestate.com.au Ltd.		6,573	262,010
Reliance Worldwide Corp. Ltd.		86,194	189,572
Sydney Airport unit		60,617	268,936
Vita Group Ltd.		57,133	137,788
Woodside Petroleum Ltd.		14,100	337,485

TOTAL AUSTRALIA			7,403,289

Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.		902	76,779
Shire PLC		31,400	1,748,220
Wizz Air Holdings PLC (a)		7,000	156,835
Wolseley PLC		13,018	806,208

TOTAL BAILIWICK OF JERSEY			2,788,042

Belgium - 0.0%
KBC Groep NV		2,511	162,692
Bermuda - 1.4%
Dairy Farm International Holdings Ltd.		31,600	264,808
Hongkong Land Holdings Ltd.		40,500	273,375
IHS Markit Ltd. (a)		86,200	3,400,590
PAX Global Technology Ltd.		180,000	125,439
Vostok Emerging Finance Ltd. (depository receipt) (a)		3,274,986	651,470
Vostok New Ventures Ltd. SDR (a)		205,361	1,666,910

TOTAL BERMUDA			6,382,592

Canada - 3.5%
Agnico Eagle Mines Ltd. (Canada)		2,780	132,607
Agrium, Inc.		2,470	254,393
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		4,830	221,261
Allied Properties (REIT)		2,730	71,122
ARC Resources Ltd.		4,170	64,893
AutoCanada, Inc.		2,270	44,240
Bank of Nova Scotia		5,040	301,180
Barrick Gold Corp.		2,780	51,231
Canadian Energy Services & Technology Corp.		11,730	69,501
Canadian National Railway Co.		3,800	264,109
Canadian Natural Resources Ltd.		5,890	178,069
Canadian Pacific Railway Ltd.		1,500	226,870
CCL Industries, Inc. Class B		350	72,031
Cenovus Energy, Inc.		8,740	119,287
CGI Group, Inc. Class A (sub. vtg.) (a)		3,080	148,100
CI Financial Corp.		2,920	61,037
Cogeco Communications, Inc.		1,250	68,204
Constellation Software, Inc.		200	90,333
Corus Entertainment, Inc. Class B (non-vtg.)		3,890	38,623
Detour Gold Corp. (a)		3,470	47,067
Element Financial Corp.		5,150	50,065
Empire Co. Ltd. Class A (non-vtg.)		3,400	42,459
Enbridge, Inc.		8,850	376,784
Fairfax Financial Holdings Ltd. (sub. vtg.)		90	42,052
First Quantum Minerals Ltd.		256,000	3,228,403
Franco-Nevada Corp.		10,160	660,859
George Weston Ltd.		2,370	202,131
Goldcorp, Inc.		2,500	40,423
Hydro One Ltd.		3,480	64,318
Imperial Oil Ltd.		4,050	133,148
Intact Financial Corp.		1,700	124,125
Jean Coutu Group, Inc. Class A (sub. vtg.)		2,620	41,175
Keyera Corp.		796	23,368
Labrador Iron Ore Royalty Corp.		3,070	44,307
Lundin Mining Corp. (a)		15,980	97,753
Magna International, Inc. Class A (sub. vtg.)		700	30,281
Manulife Financial Corp.		6,130	117,536
Metro, Inc. Class A (sub. vtg.)		1,100	33,416
North West Co., Inc.		3,140	70,655
NuVista Energy Ltd. (a)		5,500	27,516
Open Text Corp.		3,600	123,223
Painted Pony Petroleum Ltd. (a)		4,900	29,447
Pason Systems, Inc.		2,480	36,288
Peyto Exploration & Development Corp.		3,040	66,162
Power Corp. of Canada (sub. vtg.)		9,370	219,839
PrairieSky Royalty Ltd. (b)		159,828	3,746,209
Quebecor, Inc. Class B (sub. vtg.)		2,660	80,112
Raging River Exploration, Inc. (a)		6,300	45,801
Rogers Communications, Inc. Class B (non-vtg.)		7,360	319,287
Royal Bank of Canada (b)		12,910	928,230
ShawCor Ltd. Class A		1,860	51,959
Silver Wheaton Corp.		5,480	121,160
Sleep Country Canada Holdings, Inc.		1,370	29,985
Spartan Energy Corp. (a)		19,340	42,359
Stantec, Inc.		1,750	46,909
Sun Life Financial, Inc.		5,010	197,743
Suncor Energy, Inc.		16,042	497,564
Tahoe Resources, Inc.		5,270	48,073
Teck Resources Ltd. Class B (sub. vtg.)		1,760	43,133
TELUS Corp.		7,600	253,713
The Toronto-Dominion Bank		16,540	856,839
TMX Group Ltd.		1,190	62,991
Torex Gold Resources, Inc. (a)		2,132	45,221
Toromont Industries Ltd.		1,650	53,447
TransForce, Inc.		1,790	48,449
Western Forest Products, Inc.		38,120	54,489
WestJet Airlines Ltd.		2,820	47,591
Whitecap Resources, Inc.		5,430	43,231

TOTAL CANADA			16,114,386

Cayman Islands - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (a)		2,100	212,751
CK Hutchison Holdings Ltd.		39,500	473,415
International Housewares Retail Co. Ltd.		981,000	215,796
SITC International Holdings Co. Ltd.		180,000	111,797
Tencent Holdings Ltd.		14,300	373,879

TOTAL CAYMAN ISLANDS			1,387,638

China - 0.0%
Shenzhen Expressway Co. (H Shares)		170,000	154,898
Denmark - 0.5%
Nets A/S (c)		46,500	820,177
Novozymes A/S Series B		19,800	771,195
Scandinavian Tobacco Group A/S		28,200	484,298

TOTAL DENMARK			2,075,670

Finland - 0.2%
Valmet Corp.		44,100	696,475
France - 1.3%
Amundi SA		700	38,387
Bollore Group		175,040	698,947
Capgemini SA		12,600	1,025,160
Havas SA		129,400	1,163,036
Rubis		9,600	807,708
Societe Generale Series A		3,500	171,106
Thales SA		11,700	1,096,044
Wendel SA		7,700	910,180

TOTAL FRANCE			5,910,568

Germany - 2.6%
adidas AG		29,100	4,575,369
Bayer AG		400	44,432
Bertrandt AG (b)		4,500	447,933
Brenntag AG		8,800	510,509
CompuGroup Medical AG		13,400	526,537
CTS Eventim AG		35,982	1,247,041
Fresenius Medical Care AG & Co. KGaA		7,100	579,536
LEG Immobilien AG		15,546	1,219,373
SAP AG		27,374	2,503,358

TOTAL GERMANY			11,654,088

Hong Kong - 0.4%
AIA Group Ltd.		149,200	923,750
Hang Seng Bank Ltd.		19,500	397,468
Power Assets Holdings Ltd.		49,500	474,302

TOTAL HONG KONG			1,795,520

Ireland - 1.4%
Accenture PLC Class A		6,600	751,542
Alkermes PLC (a)		51,300	2,775,843
CRH PLC		17,500	607,000
DCC PLC (United Kingdom)		13,000	1,045,838
Ryanair Holdings PLC sponsored ADR (a)		7,682	642,676
United Drug PLC (United Kingdom)		71,917	579,923

TOTAL IRELAND			6,402,822

Israel - 0.1%
Sarine Technologies Ltd.		185,100	242,974
Italy - 0.4%
Banca Generali SpA		15,500	394,714
Intesa Sanpaolo SpA		214,100	502,891
Prada SpA		175,200	725,918

TOTAL ITALY			1,623,523

Japan - 6.0%
Astellas Pharma, Inc.		63,900	857,651
Daikin Industries Ltd.		6,100	606,434
DaikyoNishikawa Corp.		8,100	105,814
Daito Trust Construction Co. Ltd.		3,700	517,430
Dentsu, Inc.		10,000	462,315
East Japan Railway Co.		8,600	779,187
Eiken Chemical Co. Ltd.		8,300	213,620
Fanuc Corp.		2,900	569,348
Fuji Heavy Industries Ltd.		23,400	940,891
Hoya Corp.		17,800	775,942
Hulic Co. Ltd.		36,100	352,335
Japan Meat Co. Ltd.		24,000	384,731
Japan Tobacco, Inc.		27,400	883,323
Kakaku.com, Inc.		34,600	626,361
Kaken Pharmaceutical Co. Ltd.		5,200	263,431
Kao Corp.		14,400	712,029
Keyence Corp.		2,200	854,787
Kubota Corp.		30,000	478,257
Kyushu Railway Co.		10,900	295,403
Misumi Group, Inc.		28,600	534,461
Mitsubishi Pencil Co. Ltd.		8,500	455,451
Mitsui Fudosan Co. Ltd.		23,000	532,986
Morinaga & Co. Ltd.		8,100	350,084
Murata Manufacturing Co. Ltd.		3,600	486,387
Nakanishi, Inc.		12,460	481,693
Nidec Corp.		6,500	610,796
Nihon Parkerizing Co. Ltd.		29,900	366,236
Nintendo Co. Ltd.		3,000	614,046
Nitori Holdings Co. Ltd.		6,600	737,685
NTT DOCOMO, Inc.		36,700	877,500
Olympus Corp.		12,300	424,307
Open House Co. Ltd.		20,800	486,703
ORIX Corp.		42,300	639,501
PALTAC Corp.		16,700	432,032
Panasonic Corp.		53,500	556,664
PeptiDream, Inc. (a)		5,300	262,864
Rakuten, Inc.		49,200	491,303
SHIMANO, Inc.		2,600	410,114
Shionogi & Co. Ltd.		11,900	571,761
SK Kaken Co. Ltd.		4,300	414,348
SMC Corp.		2,100	574,892
SMS Co., Ltd.		17,400	417,008
SoftBank Corp.		13,400	1,032,333
Start Today Co. Ltd.		34,600	650,569
Sundrug Co. Ltd.		7,600	523,674
Sysmex Corp.		5,900	353,237
The Suruga Bank Ltd.		32,600	744,912
Tokyo Century Corp.		11,600	395,023
Toshiba Plant Systems & Services Corp.		19,100	287,743
Tsuruha Holdings, Inc.		4,800	450,624
Welcia Holdings Co. Ltd.		6,700	368,497

TOTAL JAPAN			27,214,723

Luxembourg - 0.0%
Samsonite International SA		64,800	203,507
Malta - 0.1%
Kambi Group PLC (a)		52,200	608,705
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		122,000	170,424
Netherlands - 1.3%
ASML Holding NV		3,000	364,200
CSM NV (exchangeable)		29,400	752,015
Intertrust NV		36,800	685,465
Koninklijke Philips Electronics NV		58,500	1,716,537
Koninklijke Wessanen NV		43,800	621,050
LyondellBasell Industries NV Class A		9,000	839,430
Wolters Kluwer NV		19,000	725,149

TOTAL NETHERLANDS			5,703,846

New Zealand - 0.0%
Ryman Healthcare Group Ltd.		31,060	198,490
Norway - 0.4%
Orkla ASA		73,800	688,068
Schibsted ASA (A Shares)		49,900	1,319,486

TOTAL NORWAY			2,007,554

Singapore - 0.5%
Broadcom Ltd.		10,000	1,995,000
Sheng Siong Group Ltd.		55,300	36,491
UOL Group Ltd.		37,700	170,397

TOTAL SINGAPORE			2,201,888

Spain - 0.3%
Amadeus IT Holding SA Class A		16,100	742,906
CaixaBank SA		206,000	751,857

TOTAL SPAIN			1,494,763

Sweden - 1.7%
AF AB (B Shares)		6,700	133,738
Dometic Group AB (a)		152,300	1,197,040
Getinge AB (B Shares)		101,400	1,639,167
Indutrade AB		56,400	1,143,204
Investor AB (B Shares)		40,896	1,631,239
Lundbergfoeretagen AB		1,311	84,381
Nobia AB		32,200	289,712
Pandox AB		39,555	632,638
Svenska Cellulosa AB (SCA) (B Shares)		40,500	1,218,710

TOTAL SWEDEN			7,969,829

Switzerland - 0.8%
ABB Ltd. (Reg.)		43,050	1,025,918
Credit Suisse Group AG		10,491	160,146
EDAG Engineering Group AG		12,100	206,314
Nestle SA		15,559	1,139,923
Panalpina Welttransport Holding AG		8,270	1,019,595

TOTAL SWITZERLAND			3,551,896

United Kingdom - 1.9%
British American Tobacco PLC sponsored ADR		8,000	985,600
Bunzl PLC		19,685	517,314
Dechra Pharmaceuticals PLC		44,600	816,915
Dialog Semiconductor PLC (a)		600	27,819
Diploma PLC		61,000	778,891
Essentra PLC		108,600	559,317
Imperial Tobacco Group PLC		817	37,756
International Personal Finance PLC		268,157	588,661
Micro Focus International PLC		24,000	647,618
NCC Group Ltd.		447,700	1,043,340
Prudential PLC		77,189	1,495,827
Shawbrook Group PLC (a)		140,213	440,970
Softcat PLC		167,100	652,918

TOTAL UNITED KINGDOM			8,592,946

United States of America - 29.2%
Activision Blizzard, Inc.		68,900	2,770,469
Adobe Systems, Inc. (a)		49,900	5,657,662
Alaska Air Group, Inc.		14,000	1,313,480
Alexion Pharmaceuticals, Inc. (a)		6,600	862,488
Allison Transmission Holdings, Inc.		75,300	2,633,994
Alphabet, Inc. Class A (a)		7,900	6,479,501
Amazon.com, Inc. (a)		4,000	3,293,920
American Airlines Group, Inc.		13,000	575,250
American Tower Corp.		4,600	476,100
AMETEK, Inc.		3,000	153,300
Amgen, Inc.		6,200	971,416
Amphenol Corp. Class A		19,400	1,309,306
Apple, Inc.		43,600	5,290,860
Arch Coal, Inc. (a)		15,000	1,079,850
Autoliv, Inc. Swedish Depository Receipt		14,700	1,692,321
Bank of America Corp.		299,000	6,769,360
Berkshire Hathaway, Inc. Class B (a)		19,000	3,118,660
Boston Scientific Corp. (a)		103,700	2,495,022
CalAtlantic Group, Inc.		6,000	209,220
Caterpillar, Inc.		32,000	3,061,120
CBOE Holdings, Inc.		45,000	3,582,900
Celanese Corp. Class A		1,000	84,400
CF Industries Holdings, Inc.		7,000	247,030
Charles Schwab Corp.		3,000	123,720
Charter Communications, Inc. Class A (a)		7,100	2,300,045
CME Group, Inc.		31,900	3,862,452
Colfax Corp. (a)		13,700	534,300
CSX Corp.		30,000	1,391,700
Cummins, Inc.		10,000	1,470,100
DeVry, Inc.		4,000	134,000
DexCom, Inc. (a)		2,000	158,300
EOG Resources, Inc.		34,700	3,524,826
Expeditors International of Washington, Inc.		6,000	312,480
Facebook, Inc. Class A (a)		18,100	2,358,792
Fastenal Co.		8,000	397,440
First Republic Bank		7,000	660,310
Flowserve Corp.		40,000	1,966,400
Genesee & Wyoming, Inc. Class A (a)		1,000	75,360
Goldman Sachs Group, Inc.		10,500	2,407,860
Great Western Bancorp, Inc.		1,000	42,750
Humana, Inc.		11,000	2,183,500
Intel Corp.		17,000	625,940
Intercept Pharmaceuticals, Inc. (a)		12,200	1,338,950
Intuit, Inc.		3,300	391,314
JetBlue Airways Corp. (a)		5,000	98,050
JPMorgan Chase & Co.		35,000	2,962,050
KLA-Tencor Corp.		6,000	510,660
Lennar Corp. Class A		7,000	312,550
LKQ Corp. (a)		2,000	63,820
Microsoft Corp.		79,000	5,107,350
Molson Coors Brewing Co. Class B		10,380	1,001,878
Monsanto Co.		410	44,407
Morgan Stanley		27,000	1,147,230
MSC Industrial Direct Co., Inc. Class A		26,000	2,655,900
MSCI, Inc.		18,100	1,497,775
National Oilwell Varco, Inc.		3,000	113,430
Netflix, Inc. (a)		2,500	351,775
Norfolk Southern Corp.		40,000	4,698,400
Northern Trust Corp.		14,000	1,161,440
NVIDIA Corp.		6,200	676,916
Oil States International, Inc. (a)		11,000	434,500
PACCAR, Inc.		11,000	740,410
PayPal Holdings, Inc. (a)		44,500	1,770,210
Performance Food Group Co. (a)		18,000	398,700
Pioneer Natural Resources Co.		4,100	738,943
Prestige Brands Holdings, Inc. (a)		5,300	279,628
Range Resources Corp.		16,000	517,440
Regeneron Pharmaceuticals, Inc. (a)		500	179,645
ResMed, Inc. CDI		46,505	314,956
S&P Global, Inc.		23,083	2,774,115
SLM Corp. (a)		123,000	1,461,240
Spirit Airlines, Inc. (a)		21,000	1,134,840
Summit Materials, Inc.		13,000	326,300
SunTrust Banks, Inc.		36,800	2,090,976
SVB Financial Group (a)		14,400	2,480,112
T-Mobile U.S., Inc. (a)		20,000	1,245,400
Texas Instruments, Inc.		4,000	302,160
Titan International, Inc.		10,200	135,558
Twenty-First Century Fox, Inc. Class B		14,000	434,140
U.S. Bancorp		16,000	842,400
U.S. Foods Holding Corp.		16,000	435,200
Union Pacific Corp.		20,900	2,227,522
United Rentals, Inc. (a)		1,000	126,510
UnitedHealth Group, Inc.		17,900	2,901,590
Univar, Inc. (a)		42,800	1,276,296
Vertex Pharmaceuticals, Inc. (a)		3,000	257,610
Visa, Inc. Class A		15,000	1,240,650
Wells Fargo & Co.		48,000	2,703,840
Western Digital Corp.		5,000	398,650

TOTAL UNITED STATES OF AMERICA			132,961,340

TOTAL COMMON STOCKS
(Cost $227,796,426)			257,675,088

Nonconvertible Preferred Stocks - 0.3%
Italy - 0.1%
Buzzi Unicem SpA (Risparmio Shares)		45,153	599,535
Spain - 0.2%
Grifols SA Class B		40,200	686,379
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,158,225)			1,285,914

Investment Companies - 5.0%
United States of America - 5.0%
iShares Barclays TIPS Bond ETF		110,300	12,594,054
SPDR DB International Government Inflation-Protected Bond ETF		195,030	10,391,198
TOTAL INVESTMENT COMPANIES
(Cost $23,003,167)			22,985,252
		Principal Amount(d)	Value

Nonconvertible Bonds - 6.3%
Bailiwick of Jersey - 0.3%
UBS Group Funding Ltd. 2.65% 2/1/22 (c)		1,600,000	1,552,741
Belgium - 0.4%
KBC Groep NV 2.375% 11/25/24 (Reg. S) (e)	EUR	1,800,000	2,010,129
France - 0.5%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	1,100,000	1,024,388
Wendel SA 1% 4/20/23 (Reg. S)	EUR	1,200,000	1,268,948

TOTAL FRANCE			2,293,336

Ireland - 0.5%
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21		2,500,000	2,428,980
Italy - 0.5%
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	2,000,000	2,130,126
Netherlands - 1.1%
ABN AMRO Bank NV 2.875% 6/30/25 (Reg. S) (e)	EUR	1,550,000	1,751,365
EDP Finance BV:
1.125% 2/12/24 (Reg. S)	EUR	800,000	810,705
1.875% 9/29/23	EUR	200,000	215,087
Rabobank Nederland:
2.5% 5/26/26 (Reg. S) (e)	EUR	1,266,000	1,407,368
6.875% 3/19/20 (Reg. S)	EUR	600,000	766,042

TOTAL NETHERLANDS			4,950,567

Switzerland - 0.3%
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (e)	EUR	1,000,000	1,101,749
United Kingdom - 1.0%
Lloyds Banking Group PLC 1% 11/9/23 (Reg. S)	EUR	1,100,000	1,156,719
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	1,000,000	1,244,288
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (e)	EUR	1,850,000	2,069,804

TOTAL UNITED KINGDOM			4,470,811

United States of America - 1.7%
AT&T, Inc. 5.875% 10/1/19		1,500,000	1,639,305
Citigroup, Inc. 1.5% 10/26/28	EUR	2,000,000	2,038,331
Ford Motor Credit Co. LLC 1.897% 8/12/19		1,800,000	1,770,557
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	1,390,000	1,593,364
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	600,000	641,980

TOTAL UNITED STATES OF AMERICA			7,683,537

TOTAL NONCONVERTIBLE BONDS
(Cost $29,958,285)			28,621,976

Government Obligations - 27.1%
Canada - 0.6%
Canadian Government:
0.75% 3/1/21	CAD	2,200,000	1,668,940
3.5% 12/1/45	CAD	1,100,000	1,030,420

TOTAL CANADA			2,699,360

France - 1.2%
French Government:
OAT:
1.75% 5/25/23	EUR	1,400,000	1,646,909
3.25% 5/25/45	EUR	400,000	546,607
0% 5/25/22	EUR	200,000	214,238
0.5% 5/25/26	EUR	3,100,000	3,210,183

TOTAL FRANCE			5,617,937

Germany - 1.1%
German Federal Republic:
0% 10/8/21	EUR	3,200,000	3,519,515
2.5% 8/15/46	EUR	950,000	1,368,071

TOTAL GERMANY			4,887,586

Ireland - 0.3%
Irish Republic:
1% 5/15/26(Reg. S)	EUR	700,000	744,089
2% 2/18/45 (Reg.S)	EUR	400,666	412,381

TOTAL IRELAND			1,156,470

Italy - 1.1%
Buoni del Tesoro Poliennali:
1.25% 12/1/26	EUR	3,000,000	2,956,320
1.35% 4/15/22	EUR	250,000	272,952
2.7% 3/1/47 (c)	EUR	2,000,000	1,911,035

TOTAL ITALY			5,140,307

Japan - 7.8%
Japan Government:
0.1% 6/20/26	JPY	280,000,000	2,485,257
0.4% 3/20/56	JPY	375,000,000	2,764,857
0.9% 6/20/22	JPY	619,800,000	5,777,627
1.3% 6/20/20	JPY	522,450,000	4,851,923
1.3% 3/20/21	JPY	802,750,000	7,523,497
1.7% 9/20/32	JPY	1,155,000,000	12,227,288

TOTAL JAPAN			35,630,449

Netherlands - 2.2%
Dutch Government:
0.5% 7/15/26(Reg. S) (c)	EUR	6,550,000	7,021,159
2% 7/15/24	EUR	2,350,000	2,867,493

TOTAL NETHERLANDS			9,888,652

Spain - 0.7%
Spanish Kingdom 2.9% 10/31/46(Reg. S) (c)	EUR	3,150,000	3,400,092
United Kingdom - 1.7%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	2,400,000	3,068,733
4% 3/7/22	GBP	750,000	1,099,600
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	2,350,000	3,560,781

TOTAL UNITED KINGDOM			7,729,114

United States of America - 10.4%
U.S. Treasury Bonds 2.5% 2/15/46		7,050,000	6,277,257
U.S. Treasury Notes:
1.25% 3/31/21		27,050,000	26,461,438
1.625% 5/15/26		15,500,000	14,445,272

TOTAL UNITED STATES OF AMERICA			47,183,967

TOTAL GOVERNMENT OBLIGATIONS
(Cost $134,231,087)			123,333,934
		Shares	Value

Equity Central Funds - 4.0%
Fidelity Commodity Strategy Central Fund (f)		1,019,932	6,731,551
Fidelity Emerging Markets Equity Central Fund (f)		56,310	11,398,270
TOTAL EQUITY CENTRAL FUNDS
(Cost $17,243,185)			18,129,821

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.62% (g)		16,574,934	16,578,249
Fidelity Securities Lending Cash Central Fund 0.65% (g)(h)		2,244,261	2,244,710
TOTAL MONEY MARKET FUNDS
(Cost $18,822,805)			18,822,959
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $452,213,180)			470,854,944
NET OTHER ASSETS (LIABILITIES) - (3.3)%			(15,209,308)
NET ASSETS - 100%			$455,645,636

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,705,204 or 3.2% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,352
Fidelity Commodity Strategy Central Fund	10,067
Fidelity Emerging Markets Equity Central Fund	76,750
Fidelity Securities Lending Cash Central Fund	3,963
Total	$100,132

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,967,940	$3,217,937	$700,002	$6,731,551	0.9%
Fidelity Emerging Markets Equity Central Fund	5,590,031	6,343,223	499,833	11,398,270	2.2%
Total	$9,557,971	$9,561,160	$1,199,835	$18,129,821

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$27,743,536	$26,041,651	$1,701,885	$--
Consumer Staples	11,064,545	8,705,912	2,358,633	--
Energy	12,298,060	12,298,060	--	--
Financials	59,183,874	55,532,686	3,651,188	--
Health Care	26,389,759	21,826,835	4,562,924	--
Industrials	51,394,141	46,536,020	4,858,121	--
Information Technology	49,854,121	46,237,399	3,616,722	--
Materials	11,320,351	10,207,902	1,112,449	--
Real Estate	4,467,630	4,467,630	--	--
Telecommunication Services	3,898,657	1,818,400	2,080,257	--
Utilities	1,346,328	872,026	474,302	--
Investment Companies	22,985,252	22,985,252	--	--
Corporate Bonds	28,621,976	--	28,621,976	--
Government Obligations	123,333,934	--	123,333,934	--
Equity Central Funds	18,129,821	18,129,821	--	--
Money Market Funds	18,822,959	18,822,959	--	--
Total Investments in Securities:	$470,854,944	$294,482,553	$176,372,391	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$6,818,771
Level 2 to Level 1	$4,682,378

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $454,668,299. Net unrealized appreciation aggregated $16,186,645, of which $37,410,397 related to appreciated investment securities and $21,223,752 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017